Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 18,477	$ 18,464
Short-term bank deposits		22,000
Available for sale marketable securities	12,069	4,527
Trade receivables, net	29,477	22,598
Other accounts receivable and prepaid expenses	3,903	3,314
Inventories	22,955	15,803
Total current assets	86,881	86,706
Available for sale marketable securities	26,145	29,152
Property and equipment, net	8,337	4,778
Goodwill	5,092
Intangible assets, net	3,586	1,023
Other assets	2,145	1,693
Total long-term assets	45,305	36,646
Total assets	132,186	123,352
CURRENT LIABILITIES:
Trade payables	14,354	13,230
Employees and payroll accruals	4,590	4,383
Deferred revenues and advances from customers	1,312	1,008
Other payables and accrued expenses	5,972	2,630
Total current liabilities	26,228	21,251
LONG TERM LIABILITIES:
Accrued severance pay	1,564	1,839
Payment obligation related to acquisition	1,030
Total long-term liabilities	2,594	1,839
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2015 and September 30, 2016 (Unaudited), respectively; Issued and Outstanding: 30,295,949 shares and 30,704,348 shares at December 31, 2015 and September 30, 2016 (Unaudited), respectively	77	76
Accumulated other comprehensive income (loss)	167	(283)
Additional paid in capital	91,714	89,071
Retained earnings	11,406	11,398
Total shareholders' equity	103,364	100,262
Total liabilities and shareholders' equity	$ 132,186	$ 123,352